Expenses by Nature - Summary of Expenses by Nature Administrative Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	₺ (779,755)	₺ (673,370)	₺ (645,196)
Employee benefit expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(483,419)	(425,681)	(346,151)
Collection expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(57,097)	(37,525)	(20,415)
Consultancy expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(51,308)	(38,252)	(50,247)
Travel and entertainment expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(34,644)	(38,406)	(30,957)
Maintenance and repair expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	(26,610)	(26,867)	(24,342)
Rent expenses [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	0		(36,280)
Impairment expense recognized on receivables [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	0		(36,278)
Other [member]
Summary of expenses by nature administrative expenses [line items]
Administrative expenses	₺ (126,677)	₺ (106,639)	₺ (100,526)